RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Benefit plans' expense	$ 10	$ 7	$ 1
Discount rates	4.10%	4.20%	6.10%
Rates of compensation	3.50%	3.50%	3.30%
Surplus (deficit) in plan [abstract]
Plan assets	$ 228	$ 198
Less accrued benefit obligation	(328)	(296)
Accrued benefit liability	$ (100)	$ (98)